UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.4%

Security	Shares	Value
Argentina — 5.2%
Banco Macro SA, Class B ADR	19,061	$1,302,057
BBVA Banco Frances SA ADR	48,945	667,120
Central Puerto SA ADR	30,555	348,327
Corp. America Airports SA(1)	13,116	146,112
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	8,875	306,543
Globant SA(1)	13,136	728,260
Grupo Financiero Galicia SA, Class B ADR	41,976	1,495,605
Loma Negra Cia Industrial Argentina SA ADR(1)	24,427	274,560
Pampa Energia SA ADR(1)	26,869	1,132,528
Telecom Argentina SA ADR	44,088	884,846
Transportadora de Gas del Sur SA ADR	31,839	525,025
YPF SA ADR	70,809	1,175,429

		$8,986,412

China — 14.9%
58.com, Inc. ADR(1)	1,300	$87,438
AAC Technologies Holdings, Inc.	12,500	160,639
Accelink Technologies Co., Ltd., Class A	18,900	59,533
Agricultural Bank of China, Ltd., Class H	666,000	323,646
Alibaba Group Holding, Ltd. ADR(1)	16,154	3,024,513
Anhui Conch Cement Co., Ltd., Class A	28,500	161,594
Anhui Conch Cement Co., Ltd., Class H	24,000	154,349
ANTA Sports Products, Ltd.	17,000	86,823
AviChina Industry & Technology Co., Ltd., Class H	332,000	204,254
Baidu, Inc. ADR(1)	3,980	983,776
Bank of China, Ltd., Class H	1,421,000	671,304
BBMG Corp., Class A	154,300	84,040
Beijing Enterprises Water Group, Ltd.	424,000	231,808
Brilliance China Automotive Holdings, Ltd.	56,000	73,313
BYD Co., Ltd., Class H	14,500	82,372
CGN Power Co., Ltd., Class H(2)	1,100,000	291,753
China Cinda Asset Management Co., Ltd., Class H	147,000	41,314
China Communications Construction Co., Ltd., Class H	227,000	251,460
China Construction Bank Corp., Class H	1,341,000	1,226,053
China Everbright International, Ltd.	60,000	73,205
China Evergrande Group(1)	59,000	163,737
China Galaxy Securities Co., Ltd., Class H	59,500	30,850
China Gas Holdings, Ltd.	23,600	95,738
China Life Insurance Co., Ltd., Class H	109,000	273,903
China Literature, Ltd.(1)(2)	1	8
China Mengniu Dairy Co., Ltd.	47,000	145,855
China Merchants Port Holdings Co., Ltd.	24,160	50,097
China Mobile, Ltd.	107,000	966,575

Security	Shares	Value
China Overseas Land & Investment, Ltd.	60,000	$189,026
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	165,119
China Petroleum & Chemical Corp., Class H	610,000	586,358
China Railway Construction Corp., Ltd., Class H	46,500	56,171
China Railway Group, Ltd., Class H	86,000	74,709
China Resources Beer Holdings Co., Ltd.	38,000	171,231
China Resources Cement Holdings, Ltd.	194,000	221,785
China Resources Gas Group, Ltd.	20,000	94,925
China Resources Land, Ltd.	105,777	387,852
China Resources Pharmaceutical Group, Ltd.(2)	130,000	189,239
China Resources Power Holdings Co., Ltd.	34,000	65,676
China Shenhua Energy Co., Ltd., Class H	120,500	273,213
China State Construction International Holdings, Ltd.	162,000	193,137
China Taiping Insurance Holdings Co., Ltd.	31,400	107,748
China Telecom Corp., Ltd., Class H	590,000	279,042
China Unicom (Hong Kong), Ltd.	98,000	121,007
China Vanke Co., Ltd., Class H	26,700	85,485
CITIC Securities Co., Ltd., Class H	39,500	79,192
CITIC, Ltd.	75,000	106,311
CNOOC, Ltd.	261,000	437,266
Country Garden Holdings Co., Ltd.	129,000	201,031
Country Garden Services Holdings Co., Ltd.(1)	14,827	24,217
CRRC Corp., Ltd., Class H	79,750	70,130
CSPC Pharmaceutical Group, Ltd.	168,000	440,424
Ctrip.com International, Ltd. ADR(1)	5,900	242,785
Dongfeng Motor Group Co., Ltd., Class H	54,000	54,293
ENN Energy Holdings, Ltd.	14,000	142,348
FAW Car Co., Ltd.	104,700	115,147
Fiberhome Telecommunication Technologies Co., Ltd., Class A	36,800	155,316
Fullshare Holdings, Ltd.	160,000	70,622
Geely Automobile Holdings, Ltd.	80,000	183,477
GF Securities Co., Ltd., Class H	24,600	34,525
Great Wall Motor Co., Ltd., Class H	53,500	38,564
Guangdong Investment, Ltd.	48,000	82,753
Guangzhou Automobile Group Co., Ltd., Class H	176,400	166,045
Haitong Securities Co., Ltd., Class H	60,000	60,726
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	29,100	147,816
Hengan International Group Co., Ltd.	12,500	111,349
Hisense Electric Co., Ltd., Class A	75,900	125,442
Huaneng Power International, Inc., Class H	96,000	72,325
Huatai Securities Co., Ltd., Class H(1)(2)	34,000	53,693
Industrial & Commercial Bank of China, Ltd., Class H	1,219,000	905,917
JD.com, Inc. ADR(1)	10,624	380,977
Lenovo Group, Ltd.	160,000	88,980
NetEase, Inc. ADR	1,181	304,698
New China Life Insurance Co., Ltd., Class H	16,000	73,866
New Oriental Education & Technology Group, Inc. ADR	2,374	204,259
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	57,757
PetroChina Co., Ltd., Class H	558,000	424,942
PICC Property & Casualty Co., Ltd., Class H	114,000	128,813

Security	Shares	Value
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	$716,814
Poly Real Estate Group Co., Ltd., Class A	80,900	144,610
Semiconductor Manufacturing International Corp.(1)	7,300	8,853
Shenzhou International Group Holdings, Ltd.	12,000	147,364
SINA Corp.(1)	1,200	96,576
Sino Biopharmaceutical, Ltd.	135,000	184,899
Sino-Ocean Group Holding, Ltd.	241,000	136,313
Sinopharm Group Co., Ltd., Class H	61,600	260,738
Sunac China Holdings, Ltd.	32,000	104,634
Sunny Optical Technology Group Co., Ltd.	17,000	281,972
TAL Education Group ADR(1)	4,548	145,491
Tencent Holdings, Ltd.	81,800	3,723,075
TravelSky Technology, Ltd., Class H	57,000	162,481
Vipshop Holdings, Ltd. ADR(1)	6,998	67,531
Want Want China Holdings, Ltd.	103,000	85,363
Weibo Corp. ADR(1)	120	9,930
Yum China Holdings, Inc.	7,500	270,600
YY, Inc. ADR(1)	600	55,938
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	66,081
Zijin Mining Group Co., Ltd., Class H	344,000	127,535

		$25,844,477

Croatia — 1.5%
Adris Grupa DD, PFC Shares	9,000	$611,789
Ericsson Nikola Tesla DD	930	152,180
Hrvatski Telekom DD	52,252	1,287,496
Koncar-Elektroindustrija DD	1,480	157,885
Valamar Riviera DD	48,200	303,752

		$2,513,102

Cyprus — 1.8%
Bank of Cyprus Holdings PLC(1)(4)	557,731	$1,631,677
Bank of Cyprus Holdings PLC(1)(4)	482,403	1,407,292

		$3,038,969

Egypt — 2.8%
Alexandria Mineral Oils Co.	283,196	$175,523
Amer Group Holding	2,605,200	40,899
Arabian Cement Co.	96,000	35,217
Arabian Food Industries Co. (DOMTY)(1)	91,400	57,692
Citadel Capital SAE(1)	1,195,300	213,513
Commercial International Bank Egypt SAE	327,500	1,556,587
Eastern Tobacco	53,250	491,587
Egyptian Financial Group-Hermes Holding Co.(1)	244,250	239,609
Egyptian Resorts Co.(1)	895,600	81,666
ElSewedy Electric Co.	30,940	324,180
Emaar Misr for Development SAE(1)	408,300	100,836
Ghabbour Auto(1)	506,400	160,507
Heliopolis Housing	68,800	112,149
Juhayna Food Industries	253,600	161,852
Medinet Nasr Housing(1)	280,700	164,984
Palm Hills Developments SAE(1)	701,000	157,578

Security	Shares	Value
Pioneers Holding(1)	154,000	$67,392
Porto Holding SAE(1)	3,191,760	41,015
Six of October Development & Investment Co.(1)	140,100	186,044
Talaat Moustafa Group	483,900	304,681
Telecom Egypt	190,400	147,643

		$4,821,154

Georgia — 2.9%
Bank of Georgia Group PLC	74,490	$1,785,332
Georgia Capital PLC(1)	48,700	631,797
TBC Bank Group PLC	112,285	2,582,669

		$4,999,798

Hong Kong — 0.1%
Hua Hong Semiconductor, Ltd.(2)	41,000	$144,494

		$144,494

Iceland — 3.5%
Arion Banki HF(1)	671,763	$537,869
Eik Fasteignafelag HF(1)	1,866,700	143,715
Eimskipafelag Islands HF	407,000	923,641
Hagar HF	2,036,000	899,980
Icelandair Group HF	1,860,000	153,685
Kvika Banki HF(1)	191,704	14,714
Marel HF	397,000	1,374,932
Reginn HF(1)	1,637,000	304,800
Reitir Fasteignafelag HF	1,043,000	772,849
Siminn HF	9,776,000	367,752
Sjova-Almennar Tryggingar HF	982,420	135,911
Tryggingamidstodin HF	688,800	208,203
Vatryggingafelag Islands HF	1,663,680	172,619

		$6,010,670

India — 5.9%
Adani Ports and Special Economic Zone, Ltd.	22,802	$133,596
Adani Power, Ltd.(1)	9,483	4,324
Ambuja Cements, Ltd.	21,000	70,634
Asian Paints, Ltd.	8,100	171,359
Aurobindo Pharma, Ltd.	7,300	62,988
Bajaj Auto, Ltd.	2,400	94,787
Bajaj Finance, Ltd.	4,600	181,863
Bajaj Finserv, Ltd.	1,200	122,444
Bharat Petroleum Corp., Ltd.	22,800	130,269
Bharti Airtel, Ltd.	34,700	197,736
Bharti Infratel, Ltd.	15,719	65,658
Cipla, Ltd.	9,500	88,689
Coal India, Ltd.	19,072	72,866
Dabur India, Ltd.	18,500	113,927
Dr. Reddy’s Laboratories, Ltd.	3,000	93,573
Eicher Motors, Ltd.	400	162,437
GAIL (India), Ltd.	22,754	124,760

Security	Shares	Value
Godrej Consumer Products, Ltd.	7,200	$138,934
Grasim Industries, Ltd.	10,000	149,747
HCL Technologies, Ltd.	16,228	228,497
Hero MotoCorp, Ltd.	1,300	62,478
Hindalco Industries, Ltd.	30,900	96,577
Hindustan Petroleum Corp., Ltd.	19,000	79,021
Hindustan Unilever, Ltd.	17,900	452,934
Housing Development Finance Corp., Ltd.	22,890	664,541
Indiabulls Housing Finance, Ltd.	8,300	157,320
Indian Oil Corp., Ltd.	38,400	92,407
Infosys, Ltd.	44,157	878,810
ITC, Ltd.	93,750	407,258
JSW Steel, Ltd.	25,000	120,164
Larsen & Toubro, Ltd.	14,250	271,174
LIC Housing Finance, Ltd.	12,100	93,187
Lupin, Ltd.	5,700	68,449
Mahindra & Mahindra, Ltd.	21,600	294,777
Maruti Suzuki India, Ltd.	2,900	403,678
Motherson Sumi Systems, Ltd.	27,150	128,571
Nestle India, Ltd.	700	108,068
Oil & Natural Gas Corp., Ltd.	34,800	84,183
Piramal Enterprises, Ltd.	2,702	105,270
Reliance Industries, Ltd.	68,600	1,187,051
Shree Cement, Ltd.	360	89,329
Shriram Transport Finance Co., Ltd.	6,100	123,460
Tata Consultancy Services, Ltd.	24,556	697,783
Tata Motors, Ltd.(1)	45,100	170,297
Tata Steel, Ltd.(4)	11,747	96,756
Tata Steel, Ltd.(4)	792	1,466
Tech Mahindra, Ltd.	15,900	157,854
Titan Co., Ltd.	10,400	138,461
UltraTech Cement, Ltd.	2,700	165,318
UPL, Ltd.	10,100	94,715
Vedanta, Ltd.	43,100	140,482
Wipro, Ltd.	25,471	103,049
Zee Entertainment Enterprises, Ltd.	16,300	125,137

		$10,269,113

Indonesia — 2.4%
Adaro Energy Tbk PT	717,400	$94,922
Astra International Tbk PT	834,900	414,213
Bank Central Asia Tbk PT	511,400	825,486
Bank Mandiri Persero Tbk PT	796,000	367,512
Bank Negara Indonesia Persero Tbk PT	345,100	177,461
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	492,486
Bumi Serpong Damai Tbk PT	436,800	41,005
Charoen Pokphand Indonesia Tbk PT	365,200	114,585
Gudang Garam Tbk PT	22,900	119,452
Hanjaya Mandala Sampoerna Tbk PT	470,400	125,478
Indofood CBP Sukses Makmur Tbk PT	120,400	72,910

Security	Shares	Value
Indofood Sukses Makmur Tbk PT	207,500	$91,447
Kalbe Farma Tbk PT	1,009,100	90,697
Matahari Department Store Tbk PT	116,000	64,704
Perusahaan Gas Negara Persero Tbk PT	507,600	59,951
Semen Indonesia Persero Tbk PT	145,300	76,669
Surya Citra Media Tbk PT	321,200	45,741
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	503,847
Unilever Indonesia Tbk PT	67,800	203,492
United Tractors Tbk PT	79,400	194,523

		$4,176,581

Kazakhstan — 2.7%
Central Asia Metals PLC	251,600	$795,790
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	62,000	722,300
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	1,952,587
KAZ Minerals PLC(1)	106,025	1,174,242

		$4,644,919

Kuwait — 5.1%
Agility Public Warehousing Co. KSC	277,665	$773,417
Alimtiaz Investment Group KSC	255,576	113,022
Boubyan Bank KSCP	238,129	403,581
Burgan Bank SAK	228,865	209,160
Gulf Bank KSCP	446,399	386,504
Humansoft Holding Co. KSC	22,505	264,004
Kuwait Finance House KSCP	1,006,729	1,938,716
Kuwait International Bank KSCP	174,918	149,642
Kuwait Projects Co. Holdings KSC	159,679	125,588
Mabanee Co. SAKC	163,064	357,157
Mezzan Holding Co. KSCC	43,532	103,588
Mobile Telecommunications Co.	706,283	1,133,699
National Bank of Kuwait SAK	995,734	2,666,574
National Industries Group Holding SAK	323,500	172,148
Warba Bank KSCP(1)	146,300	113,418

		$8,910,218

Mauritius — 2.2%
Alteo, Ltd.	189,877	$145,318
CIEL, Ltd.	1,093,473	224,152
ENL Land, Ltd.	112,264	164,539
Gamma Civic, Ltd.	107,086	119,559
Lux Island Resorts, Ltd.	66,516	141,855
MCB Group, Ltd.	303,608	2,362,991
New Mauritius Hotels, Ltd.	263,068	176,892
Rogers & Co., Ltd.	187,150	185,936
Sun, Ltd., Class A	156,512	221,841
Terra Mauricia, Ltd.	182,256	143,212

		$3,886,295

Pakistan — 2.1%
Bank Alfalah, Ltd.	235,000	$107,818
D.G. Khan Cement Co., Ltd.	106,700	99,143

Security	Shares	Value
Engro Corp., Ltd.	109,600	$299,282
Engro Fertilizers, Ltd.	222,000	141,612
Fauji Fertilizer Co., Ltd.	209,500	168,507
Habib Bank, Ltd.	261,300	374,547
Hub Power Co., Ltd. (The)	266,500	206,600
Lucky Cement, Ltd.	52,300	232,659
MCB Bank, Ltd.	172,000	287,868
Millat Tractors, Ltd.	20,000	190,929
National Bank of Pakistan(1)	179,500	72,852
Nishat Mills, Ltd.	164,900	182,506
Oil & Gas Development Co., Ltd.	267,300	324,960
Pakistan Oilfields, Ltd.	33,300	177,943
Pakistan State Oil Co., Ltd.	72,800	191,124
Searle Co., Ltd. (The)	54,600	147,902
Thal, Ltd.	12,950	44,844
United Bank, Ltd.	251,600	357,570

		$3,608,666

Peru — 3.1%
Alicorp SAA	129,300	$463,973
Cementos Pacasmayo SAA	85,338	198,236
Cia de Minas Buenaventura SA ADR	33,180	455,893
Credicorp, Ltd.	7,166	1,639,366
Engie Energia Peru SA	79,000	163,230
Ferreycorp SAA	529,200	381,732
Grana y Montero SAA ADR(1)	101,500	383,670
InRetail Peru Corp.(1)(2)	22,000	567,600
Southern Copper Corp.	10,302	508,507
Union Andina de Cementos SAA	308,000	268,301
Volcan Cia Minera SAA, Class B	1,145,200	283,526

		$5,314,034

Serbia — 4.2%
Aerodrom Nikola Tesla AD Beograd(1)	48,173	$825,851
Energoprojekt Holding AD Beograd(1)	74,772	535,053
Gosa Montaza AD Velika Plana(1)	1,378	18,779
Komercijalna Banka AD Beograd(1)	130,558	2,522,813
MESSER Tehnogas AD Beograd(1)	200	22,440
Metalac AD(1)	53,233	1,054,868
NIS AD Novi Sad	342,465	2,338,627

		$7,318,431

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	7,487,933	$2,038,609

		$2,038,609

South Korea — 11.5%
AMOREPACIFIC Corp.	1,031	$246,695
AMOREPACIFIC Group	1,208	103,541
Celltrion Healthcare Co., Ltd.(1)	1,378	112,718
Celltrion, Inc.(1)	2,482	604,446
CJ CheilJedang Corp.	360	108,926
Coway Co., Ltd.	1,881	157,965

Security	Shares	Value
DB Insurance Co., Ltd.	2,130	$122,844
E-MART, Inc.	775	151,510
Hankook Tire Co., Ltd.	3,265	129,592
HLB, Inc.(1)	1,320	80,319
Hotel Shilla Co., Ltd.	1,249	111,685
Hyundai Engineering & Construction Co., Ltd.	2,997	157,519
Hyundai Heavy Industries Co., Ltd.(1)	1,443	137,858
Hyundai Heavy Industries Holdings Co., Ltd.(1)	439	132,002
Hyundai Mobis Co., Ltd.	2,156	439,491
Hyundai Motor Co.	4,770	552,811
Hyundai Motor Co., Second PFC Shares	1,675	131,486
Hyundai Steel Co.	3,421	164,875
Industrial Bank of Korea	9,960	139,537
Kakao Corp.	1,706	172,021
Kangwon Land, Inc.	5,696	132,285
Kia Motors Corp.	8,940	253,455
Korea Aerospace Industries, Ltd.(1)	3,184	100,033
Korea Electric Power Corp.	8,392	249,373
Korea Investment Holdings Co., Ltd.	1,826	116,983
Korea Zinc Co., Ltd.	367	135,528
KT&G Corp.	3,649	360,762
LG Chem, Ltd.	1,446	486,324
LG Corp.	3,208	216,251
LG Display Co., Ltd.	8,699	164,917
LG Electronics, Inc.	3,573	239,491
LG Household & Health Care, Ltd.	293	317,294
Lotte Chemical Corp.	611	196,780
Medy-Tox, Inc.	173	111,200
Mirae Asset Daewoo Co., Ltd.	16,931	123,701
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	8,432
Naver Corp.	860	551,770
NCsoft Corp.	613	211,611
Netmarble Corp.(2)	1,128	146,325
Orion Corp. of Republic of Korea	900	107,413
POSCO	2,388	702,825
S-Oil Corp.	1,759	184,753
Samsung Biologics Co., Ltd.(1)(2)	540	180,183
Samsung C&T Corp.	2,448	270,805
Samsung Electro-Mechanics Co., Ltd.	1,889	260,025
Samsung Electronics Co., Ltd.	139,350	5,784,450
Samsung Electronics Co., Ltd., PFC Shares	25,800	885,718
Samsung Fire & Marine Insurance Co., Ltd.	1,045	255,197
Samsung Life Insurance Co., Ltd.	2,384	205,250
Samsung SDI Co., Ltd.	1,758	361,188
Samsung SDS Co., Ltd.	1,162	217,946
Shinsegae, Inc.	362	107,427
SillaJen, Inc.(1)	2,033	95,214
SK Holdings Co., Ltd.	1,072	252,691
SK Hynix, Inc.	17,242	1,332,640
SK Innovation Co., Ltd.	2,001	355,391
SK Telecom Co., Ltd.	827	184,826
ViroMed Co., Ltd.(1)	570	102,144

		$19,926,442

Security	Shares	Value
Sri Lanka — 1.6%
Access Engineering PLC	1,308,000	$137,543
Ceylon Cold Stores PLC	16,000	92,109
Commercial Bank of Ceylon PLC	371,000	292,891
Dialog Axiata PLC	375,330	33,563
Hatton National Bank PLC	163,632	231,570
Hayleys PLC	27,400	35,231
Hemas Holdings PLC	210,485	131,662
John Keells Holdings PLC	896,000	781,026
Lion Brewery Ceylon PLC	20,200	78,461
Melstacorp PLC(1)	200,000	61,988
Royal Ceramics Lanka PLC	80,669	49,222
Sampath Bank PLC(1)	200,438	370,415
Softlogic Life Insurance PLC(1)	2,500,000	397,957
Tokyo Cement Co Lanka PLC	734,500	165,738

		$2,859,376

Taiwan — 4.6%
Advantech Co., Ltd.	7,699	$51,051
ASE Technology Holding Co., Ltd.	61,358	157,285
Asia Cement Corp.	52,000	69,455
Asustek Computer, Inc.	12,000	103,445
AU Optronics Corp.	156,000	67,515
Catcher Technology Co., Ltd.	12,000	147,810
Cathay Financial Holding Co., Ltd.	134,000	231,096
Cheng Shin Rubber Industry Co., Ltd.	28,000	43,305
China Steel Corp.	210,000	171,670
Chunghwa Telecom Co., Ltd.	64,000	221,794
Compal Electronics, Inc.	95,000	59,113
Delta Electronics, Inc.	33,680	117,423
E.Sun Financial Holding Co., Ltd.	9,107	6,356
Far Eastern New Century Corp.	59,700	63,750
Far EasTone Telecommunications Co., Ltd.	32,000	75,948
Formosa Chemicals & Fibre Corp.	59,000	232,763
Formosa Petrochemical Corp.	22,000	86,709
Formosa Plastics Corp.	70,000	257,767
Foxconn Technology Co., Ltd.	18,291	45,459
Fubon Financial Holding Co., Ltd.	112,000	185,813
Hon Hai Precision Industry Co., Ltd.	250,635	687,486
Hotai Motor Co., Ltd.	5,000	43,537
Innolux Corp.	180,000	67,793
Largan Precision Co., Ltd.	2,000	336,772
Nan Ya Plastics Corp.	85,000	236,189
Pegatron Corp.	30,000	66,833
Pou Chen Corp.	42,000	46,201
President Chain Store Corp.	10,000	110,167
Quanta Computer, Inc.	51,000	88,281
Shin Kong Financial Holding Co., Ltd.	177,960	67,604
Taiwan Cement Corp.	73,700	94,838
Taiwan Mobile Co., Ltd.	31,000	106,889
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,174,296
Uni-President Enterprises Corp.	82,960	219,445
United Microelectronics Corp.	220,000	125,990
Yuanta Financial Holding Co., Ltd.	158,675	73,195

		$7,941,043

Security	Shares	Value
Thailand — 0.3%
Mega Lifesciences PCL	436,400	$535,442

		$535,442

United Arab Emirates — 0.0%(6)
Orascom Construction, Ltd.	9,400	$76,589

		$76,589

Vietnam — 8.8%
Bao Viet Holdings	43,700	$146,936
Binh Minh Plastics JSC	62,900	154,246
Century Synthetic Fiber Corp.	175,966	113,261
Coteccons Construction JSC	24,000	156,946
Danang Rubber JSC	6	6
Domesco Medical Import Export JSC	59,000	230,584
FPT Corp.	122,318	240,591
Gemadept Corp.	61,050	69,104
HA TIEN 1 Cement JSC	87,880	45,411
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	285,145
Hoa Phat Group JSC(1)	450,940	724,444
Hoa Sen Group	157,327	76,190
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	152,102
Hoang Huy Investment Financial Services JSC	167,400	191,213
Imexpharm Pharmaceutical JSC	37,445	83,730
KIDO Group Corp.	73,700	107,381
Kinh Bac City Development Share Holding Corp.(1)	202,100	103,877
Masan Group Corp.(1)	349,300	1,267,744
Mobile World Investment Corp.	40,000	201,201
Nam Long Investment Corp.	161,476	212,697
No Va Land Investment Group Corp.(1)	248,890	662,448
PetroVietnam Drilling & Well Services JSC(1)	160,214	90,471
PetroVietnam Fertilizer & Chemical JSC	149,250	118,443
PetroVietnam Gas JSC	45,000	169,919
PetroVietnam Nhon Trach 2 Power JSC	61,900	72,258
PetroVietnam Technical Services Corp.	294,900	218,024
Pha Lai Thermal Power JSC	82,000	66,355
Refrigeration Electrical Engineering Corp.	143,700	218,288
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	8,111
Saigon Beer Alcohol Beverage Corp.	25,300	223,610
Saigon Securities, Inc.	262,330	327,028
Thanh Thanh Cong - Bien Hoa JSC(1)	120,800	86,876
Tien Phong Plastic JSC	22,600	44,063
TNG Investment & Trading JSC(1)	12	6
Traphaco JSC	23,799	76,292
Viet Capital Securities JSC	282,825	696,453
Vietnam Construction and Import-Export JSC	98,800	71,434
Vietnam Dairy Products JSC	204,940	1,482,865
Vietnam Prosperity JSC Bank(1)	1,755,487	2,135,228
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	2,045,519
Vingroup JSC(1)	380,241	1,739,679
Vinh Hoan Corp.	26,400	79,870

		$15,196,049

Total Common Stocks (identified cost $129,350,829)		$153,060,883

Short-Term Investments — 8.1%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/30/18(7)	$1,500	$1,497,735

Total U.S. Treasury Obligations (identified cost $1,497,735)		$1,497,735

Other — 7.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(8)	12,581,010	$12,581,010

Total Other (identified cost $12,581,010)		$12,581,010

Total Short-Term Investments (identified cost $14,078,745)		$14,078,745

Total Investments — 96.5% (identified cost $143,429,574)		$167,139,628

Other Assets, Less Liabilities — 3.5%		$6,013,177

Net Assets — 100.0%		$173,152,805

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $1,573,295 or 0.9% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $2,674,887 or 1.5% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $115,311.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.6%	$47,869,363
Information Technology	16.2	28,068,215
Industrials	7.2	12,466,902
Materials	6.4	11,035,197
Consumer Staples	6.3	10,877,171
Consumer Discretionary	5.8	10,025,590
Energy	5.4	9,325,477
Real Estate	5.2	8,968,332
Telecommunication Services	3.8	6,578,321
Utilities	2.3	3,981,494
Health Care	2.2	3,864,821
Short-Term Investments	8.1	14,078,745

Total Investments	96.5%	$167,139,628

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	37,015	EUR	31,631	Standard Chartered Bank	8/6/18	$16	$—
EUR	74,181	USD	86,809	JPMorgan Chase Bank, N.A.	9/28/18	300	—
TWD	264,090,883	USD	8,938,598	Bank of America, N.A.	9/28/18	—	(268,713)
TWD	8,909,117	USD	311,453	Goldman Sachs International	9/28/18	—	(18,974)
USD	30,963	EUR	26,459	JPMorgan Chase Bank, N.A.	9/28/18	—	(107)
USD	2,581,342	EUR	2,205,834	JPMorgan Chase Bank, N.A.	9/28/18	—	(8,926)
USD	2,842,387	EUR	2,428,905	JPMorgan Chase Bank, N.A.	9/28/18	—	(9,829)
USD	3,917,557	EUR	3,347,670	JPMorgan Chase Bank, N.A.	9/28/18	—	(13,547)
USD	6,381,423	EUR	5,453,117	JPMorgan Chase Bank, N.A.	9/28/18	—	(22,067)
USD	6,867,628	EUR	5,868,594	JPMorgan Chase Bank, N.A.	9/28/18	—	(23,749)
USD	9,538,784	TWD	273,000,000	Bank of America, N.A.	9/28/18	576,420	—
KRW	824,000,000	USD	741,007	JPMorgan Chase Bank, N.A.	1/14/19	2,775	—
KRW	136,000,000	USD	122,302	JPMorgan Chase Bank, N.A.	1/14/19	458	—
USD	4,254,129	KRW	4,714,000,000	Goldman Sachs International	1/14/19	—	(953)
USD	6,652,911	KRW	7,416,000,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(41,125)
USD	27,101,854	CNH	181,000,000	BNP Paribas	6/28/19	634,200	—

						$1,214,169	$(407,990)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
MSCI Emerging Markets Index	267	Long	Sep-18	$14,635,605	$(451,235)

					$(451,235)

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

KRW	-	South Korean Won

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$—	$(451,235)

Total		$—	$(451,235)

Foreign Exchange	Forward foreign currency exchange contracts	$1,214,169	$(407,990)

Total		$1,214,169	$(407,990)

*	For futures contracts, amount represents cumulative unrealized depreciation.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$6,622,495	$90,562,716	$0	$97,185,211
Emerging Europe	6,661,246	17,219,724	—	23,880,970
Latin America	14,300,446	—	—	14,300,446
Middle East/Africa	—	17,694,256	—	17,694,256
Total Common Stocks	$27,584,187	$125,476,696 **	$0	$153,060,883
Short-Term Investments —
U.S. Treasury Obligations	—	1,497,735	—	1,497,735
Other	—	12,581,010	—	12,581,010
Total Investments	$27,584,187	$139,555,441	$0	$167,139,628
Forward Foreign Currency Exchange Contracts	$—	$1,214,169	$—	$1,214,169
Total	$27,584,187	$140,769,610	$0	$168,353,797

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(407,990)	$—	$(407,990)
Futures Contracts	(451,235)	—	—	(451,235)
Total	$(451,235)	$(407,990)	$—	$(859,225)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, investments having a value of $3,659,815 at October 31, 2017 were transferred from Level 1 to Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018